Deposits - Interest Expense on Deposits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Savings deposits	$ 671	$ 844	$ 900
Time deposits	4,818	6,277	7,875
Interest-bearing demand deposits	2,869	4,228	4,778
Total	$ 8,358	$ 11,349	$ 13,553